Vessels Schedule (Details)	12 Months Ended
Dec. 31, 2021
Seajacks Scylla [Member]
Property, Plant and Equipment [Line Items]
Year built	2015
Seajacks Zaratan [Member]
Property, Plant and Equipment [Line Items]
Year built	2012
Seajacks Leviathan [Member]
Property, Plant and Equipment [Line Items]
Year built	2009
Seajacks Hydra [Member]
Property, Plant and Equipment [Line Items]
Year built	2014
Seajacks Kraken [Member]
Property, Plant and Equipment [Line Items]
Year built	2009